Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Only Condensed Financial Information
Schedule of parent company balance sheet

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	274,478	175,993
Prepayments and other current assets, net	11,556	451
Amounts due from subsidiaries	18,101	310,097
Total current assets	304,135	486,541
Non-current assets:
Investment in subsidiaries and the VIE	1,571,061	2,971,039
Total non-current assets	1,571,061	2,971,039
TOTAL ASSETS	1,875,196	3,457,580
LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	16,227	5,780
Amounts due to subsidiaries	71,884	105,505
Total current liabilities	88,111	111,285
TOTAL LIABILITIES	88,111	111,285

MEZZANINE EQUITY:
Series Seed convertible redeemable preferred shares (US$0.0001 par value; 30,769,231 and nil shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	692,051	—
Series Angel convertible redeemable preferred shares (US$0.0001 par value; 21,978,022 and nil shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	495,921	—
Series B convertible redeemable preferred shares (US$0.0001 par value; 45,315,510 and nil shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	1,028,888	—
Series C-1 convertible redeemable preferred shares (US$0.0001 par value; 37,373,616 and nil shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	851,362	—
Series C-2 convertible redeemable preferred shares (US$0.0001 par value; 15,650,202 and nil shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	352,660	—
TOTAL MEZZANINE EQUITY:	3,420,882	—

Ordinary shares (US$0.0001 par value, 348,913,419 shares authorized, 106,994,625 shares issued and outstanding as of December 31, 2024)	71	—
Class A ordinary shares (US$0.0001 par value, nil and 300,000,000 shares authorized, nil and 194,348,706 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	—	135
Class B ordinary shares (US$0.0001 par value, nil and 100,000,000 shares authorized, nil and 82,132,500 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	—	55
Additional paid in capital	198,664	3,179,602
Accumulated deficit	(1,932,128)	(72,851)
Statutory reserves	80,975	230,033
Accumulated other comprehensive income	18,621	9,321
Total shareholders’ (deficit)/equity	(1,633,797)	3,346,295
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	1,875,196	3,457,580

Schedule of parent company comprehensive income

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative expenses	(16,875)	(15,820)	(13,096)
Total operating expenses	(16,875)	(15,820)	(13,096)

Other income:
Others, net	8,792	9,868	3,525
Equity in income of subsidiaries, the VIE and subsidiaries of the VIE	213,269	871,798	1,317,111
Net income	205,186	865,846	1,307,540
Accretion to preferred shares redemption value	(536,059)	(429,931)	700,795
Net (loss)/income attributable to Yuanbao Inc.’s ordinary shareholders	(330,873)	435,915	2,008,335

Net income	205,186	865,846	1,307,540
Other comprehensive income/(loss):
Foreign currency translation adjustments	3,495	3,326	(9,300)
Total comprehensive income	208,681	869,172	1,298,240
Accretion to preferred shares redemption value	(536,059)	(429,931)	700,795
Comprehensive (loss)/income attributable to Yuanbao Inc.’s ordinary shareholders	(327,378)	439,241	1,999,035

Schedule of parent company cash flows

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(1,703)	926	(15,683)
Cash flows from investing activities:
Cash paid for investments in subsidiaries	(73)	—	(9,287)
Loans to subsidiaries	—	—	(261,457)
Purchase of time deposits	(858,554)	(1,039,231)	—
Cash received from maturity of time deposits	861,102	1,241,203	—
Net cash provided by/(used in) investing activities	2,475	201,972	(270,744)
Cash flows from financing activities:
Cash paid for initial public offering costs	—	(9,113)	(8,062)
Cash received from subsidiaries (i)	—	70,074	—
Proceeds from exercise of options	—	—	26
Proceeds from issuance of ordinary shares upon IPO, net of commissions	—	—	204,880
Net cash provided by financing activities	—	60,961	196,844
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	3,512	4,588	(8,902)
Net increase/(decrease) in cash and cash equivalents and restricted cash	4,284	268,447	(98,485)
Cash and cash equivalents and restricted cash at beginning of the year	1,747	6,031	274,478
Cash and cash equivalents and restricted cash at end of the year	6,031	274,478	175,993
(i)	In 2024, the cash received from subsidiaries is interest free and due within one year.